Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
We determine the fair values of our financial instruments based on the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value assumes that the transaction to sell the asset or transfer the liability occurs in the principal or most advantageous market for the asset or liability and establishes that the fair value of an asset or liability shall be determined based on the assumptions that market participants would use in pricing the asset or liability. The classification of a financial asset or liability within the hierarchy is based upon the lowest level input that is significant to the fair value measurement. The fair value hierarchy prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 -	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 -
Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.

Level 3 -	Inputs are unobservable inputs based on our assumptions.
Financial Assets
Cash equivalents primarily consist of AAA-rated money market funds with overnight liquidity and no stated maturities. We classified cash equivalents as Level 1 due to the short-term nature of these instruments and measured the fair value based on quoted prices in active markets for identical assets.
When available, our marketable securities are valued using quoted prices for identical instruments in active markets. If we are unable to value our marketable securities using quoted prices for identical instruments in active markets, we value our investments using broker reports that utilize quoted market prices for comparable instruments. We validate, on a sample basis, the derived prices provided by the brokers by comparing their assessment of the fair values of our investments against the fair values of the portfolio balances of another third-party professional pricing service. As of December 31, 2015, all of our marketable securities were valued using quoted prices for comparable instruments in active markets and are classified as Level 2.
Based on our valuation of our money market funds and marketable securities, we concluded that they are classified in either Level 1 or Level 2 and we have no financial assets measured using Level 3 inputs. Liabilities classified as Level 3 are described below. The following table presents information about our assets that are measured at fair value on a recurring basis using the above input categories (in thousands):

	Fair Value Measurements as of December 31, 2015			Fair Value Measurements as of December 31, 2014
Description	Total	Level 1	Level 2	Total	Level 1	Level 2
Money market funds	$53,365	$53,365	$—	$97,085	$97,085	$—
U.S. treasury debt securities	4,774	—	4,774	—	—	—
U.S. corporate debt securities	12,646	—	12,646	—	—	—
	$70,785	$53,365	$17,420	$97,085	$97,085	$—

Included in cash and cash equivalents	$53,365			$97,085
Included in marketable securities	$17,420			$—

Other Fair Value Measurements
During 2014, there was an embedded derivative liability associated with a convertible note that was issued in July 2014 (see Note 6). To derive the fair value of the embedded derivative, we estimated the fair value of the convertible note “with” and “without” the embedded derivative using a discounted cash-flow approach. The difference between the “with” and “without” note prices was determined to be the fair value of the embedded derivative at inception. Key inputs for this valuation model were the stated interest rate of the convertible note, our assumed cost of debt, assessment of the likelihood of conversion, timing and the stated value of the discount upon conversion of the notes into our equity. The derivative liability was re-measured at fair value each reporting period through December 16, 2014 when the note was settled in shares of our Class A common stock. Changes in the fair value measurement of the embedded derivative were reported in “Other income and (expense), net” on the consolidated statement of operations.
We classified the derivative liability as Level 3 due to the lack of relevant observable market data over fair value inputs such as the probability-weighting of the various scenarios in the arrangement. The following table represents a rollforward of the fair value of Level 3 instruments (significant unobservable inputs):

	As of December 31,
	2015	2014
Liabilities
Balance at beginning of period	$—	$—
Convertible notes - embedded derivative	—	1,199
Change in fair value of derivative	—	193
Share settlement of convertible debt	—	(1,392)
Balance at end of period	$—	$—

At December 31, 2015, the fair value of our debt obligations approximated the carrying amount of $91,000. The estimated fair value was based in part on our consideration of incremental borrowing rates for similar types of borrowing arrangements. We have classified the fair value of our debt obligations as Level 3 due to the lack of relevant observable market data over fair value inputs.